Note 14 - Employee Benefits	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

NOTE 14 Employee Benefits

All eligible full-time employees of the Bank that were hired prior to 2002 were included in a noncontributory retirement plan sponsored by the Financial Institutions Retirement Fund (FIRF). The Home Federal Savings Bank (Employer #8006) plan participates in the Pentegra Defined Benefit Plan for Financial Institutions (the Pentegra DB Plan). The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multi-employer plan under the Employee Retirement Income Security Act of 1974, as amended (ERISA) and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan, contributions made by the participating employer may be used to provide benefits to participants of other participating employers.

Effective September 1, 2002, the accrual of benefits for existing participants was frozen and no new enrollments were permitted into the plan. The actuarial present value of accumulated plan benefits and net assets available for benefits relating to the Bank's employees was not available at December 31, 2015 because such information is not accumulated for each participating institution. As of June 30, 2015, the Pentegra DB Plan valuation report reflected that the Bank was obligated to make a contribution totaling $0.2 million which was paid during 2015.

Funded status (market value of plan assets divided by funding target) as of July 1 for the 2015, 2014, and 2013 plan years were 96.01%, 97.98%, and 89.51%, respectively. Market value of plan assets reflects contributions received through June 30, 2015.

Total employer contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $190.8 million, $136.5 million, and $196.5 million for the plan years ended June 30, 2014, 2013 and 2012, respectively. The Bank’s contributions to the Pentegra DB Plan are not more than 5% of the total contributions to the Pentegra DB Plan. There is no funding improvement plan or rehabilitation plan as part of this multi-employer plan.

The following contributions were paid by the Bank during the fiscal years ending December 31,

(Dollars in thousands)
2015		2014		2013
Date Paid	Amount	Date Paid	Amount	Date Paid	Amount
10/15/2015	$42	10/15/2014	$46	10/15/2013	$42
12/30/2015	151	12/30/2014	164	12/30/2013	215
Total	$193		$210		$257

The Company has a qualified, tax-exempt savings plan with a deferred feature qualifying under Section 401(k) of the Internal Revenue Code (the 401(k) Plan). All employees who have attained 18 years of age are eligible to participate in the 401(k) Plan. Participants are permitted to make contributions to the 401(k) Plan equal to the lesser of 50% of the participant’s annual salary or the maximum allowed by law, which was $18,000 for 2015 and $17,500 for 2014 and 2013. The Company matches 25% of each participant’s contributions up to a maximum of 8% of the participant’s annual salary. Participant contributions and earnings are fully and immediately vested. The Company’s contributions are vested on a three year cliff basis, are expensed annually, and were $0.2 million, $0.1 million, and $0.2 million in 2015, 2014 and 2013, respectively.

The Company has adopted an Employee Stock Ownership Plan (the ESOP) that meets the requirements of Section 4975(e)(7) of the Internal Revenue Code and Section 407(d)(6) of ERISA and, as such, the ESOP is empowered to borrow in order to finance purchases of the common stock of HMN. The ESOP borrowed $6.1 million from the Company to purchase 912,866 shares of common stock in the initial public offering of HMN in 1994. As a result of a merger with Marshalltown Financial Corporation (MFC), the ESOP borrowed $1.5 million in 1998 to purchase an additional 76,933 shares of HMN common stock to account for the additional employees and avoid dilution of the benefit provided by the ESOP. The ESOP debt requires quarterly payments of principal plus interest at 7.52%. The Company has committed to make quarterly contributions to the ESOP necessary to repay the loans including interest. The Company contributed $0.5 million in 2015, 2014, and 2013.

As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral based on the proportion of debt service paid in the year and then allocated to eligible employees. The Company accounts for its ESOP in accordance with ASU 718, Employers' Accounting for Employee Stock Ownership Plans. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders' equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations. ESOP compensation expense was $0.3 million, $0.3 million, and $0.2 million, respectively, for 2015, 2014 and 2013.

All employees of the Bank are eligible to participate in the ESOP after they attain age 18 and complete one year of service during which they worked at least 1,000 hours. A summary of the ESOP share allocation is as follows for the years ended:

	2015	2014	2013
Shares held by participants beginning of the year	336,024	347,887	350,539
Shares allocated to participants	24,317	24,317	24,317
Shares purchased	0	0	9
Shares distributed to participants	(26,064)	(36,180)	(26,978)
Shares held by participants end of year	334,277	336,024	347,887

Unreleased shares beginning of the year	328,440	352,757	377,074
Shares released during year	(24,317)	(24,317)	(24,317)
Unreleased shares end of year	304,123	328,440	352,757
Total ESOP shares end of year	638,400	664,464	700,644
Fair value of unreleased shares at December 31	$3,512,621	4,072,656	3,728,641

In March 2001, the HMN Financial, Inc. 2001 Omnibus Stock Plan (2001 Plan) was adopted by the Company. In April 2009, this plan was superseded by the HMN Financial, Inc. 2009 Equity and Incentive Plan (2009 Plan) and options or restricted shares may no longer be awarded from the 2001 Plan. As of December 31, 2015, all outstanding options issued under the 2001 Plan have expired.

The purpose of the 2009 Plan is to provide key personnel and advisors with an opportunity to acquire a proprietary interest in the Company. The opportunity to acquire a proprietary interest in the Company is intended to aid in attracting, motivating and retaining key personnel and advisors, including non-employee directors, and to align their interests with those of the Company’s stockholders. 350,000 shares of HMN common stock were initially available for distribution under the 2009 Plan in either restricted stock or stock options, subject to adjustment for future stock splits, stock dividends and similar changes to the capitalization of the Company. Additionally, shares of restricted stock that are awarded are counted as 1.2 shares for purposes of determining the total shares available for issuance under the 2009 Plan. As of December 31, 2015, there were vested options to purchase 15,000 shares under the 2009 Plan that remain unexercised. These options expire 10 years from the date of grant and have an exercise price of $4.77.

A summary of activities under all plans for the past three years is as follows:

					Unvested options
	Shares Available For Grant	Unvested Restricted Shares Outstanding	Options Outstanding	Award Value/ Weighted Average Exercise Price	Number	Weighted Average Grant Date Fair Value	Vesting Period (in years)
2001 Plan
December 31, 2012	0	0	45,540	$28.21	0
December 31, 2013	0	0	45,540	28.21	0
Forfeited/expired	0	0	(30,540)	27.33	0
December 31, 2014	0	0	15,000	30.00	0
Forfeited/expired	0	0	(15,000)	30.00	0
December 31, 2015	0	0	0	0.00	0

2009 Plan
December 31, 2012	121,965	148,333	15,000	$4.77	6,000	$4.41
Granted October 4, 2013	(37,531)	31,276	0	N/A	0		3
Forfeited	5,400	(4,500)	0		0
Cancelled	31,219	0	0		0
Vested	0	(73,303)	0		(3,000)	4.41
December 31, 2013	121,053	101,806	15,000	4.77	3,000	4.41
Granted January 7, 2014	(28,627)	23,856	0	N/A	0		3
Granted May 27, 2014	(26,561)	22,134	0	N/A	0		3
Forfeited/expired	30,540	0	0		0
Vested	0	(62,938)	0		(3,000)	4.41
December 31, 2014	96,405	84,858	15,000	4.77	0
Granted January 27, 2015	(11,903)	9,919	0	N/A	0		3
Granted April 28, 2015	(3,158)	2,632	0	N/A	0		1
Granted June 8, 2015	(398)	332	0	N/A	0		1
Forfeited/expired	395	(329)	0		0
Forfeited/expired	15,000	0	0		0
Vested	0	(58,526)	0		0
December 31, 2015	96,341	38,886	15,000	4.77	0
Total all plans	96,341	38,886	15,000	$4.77	0

The following table summarizes information about stock options outstanding at December 31, 2015:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
$4.77	15,000	3.4	15,000	0	0	N/A

The Company will issue shares from treasury stock upon the exercise of outstanding options.

In accordance with ASC 718, the Company recognized no compensation expense in 2015, as all outstanding options became fully vested in 2014. Compensation expense was recognized in 2014 and 2013 as stock options were vested. The amount of the expense was determined under the fair value method. The fair value for each option grant is estimated on the date of the grant using a Black Scholes option valuation model. There were no options granted in 2015, 2014 or 2013.